Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 13:-	FINANCIAL INSTRUMENTS

a.	Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, "Financial Instruments" ("IFRS 9"):

	December 31,
	2019	2018

Financial assets:

Cash and restricted deposits	$904	$1,518
Convertible loan	-	531

	904	2,049

Financial liabilities:

Current financial liabilities carried at amortized cost	972	3,336
Credit from others, including short-term lease liability	67	91
Convertible debenture	-	779
Conversion component of convertible debenture	-	277
Warrants liability	7	-
Lease liability	94	-

	$1,140	$4,483

b.	Convertible Debentures:

On November 23, 2018 (the "Issuance Date"), the Company entered into a securities purchase agreement (the "Securities Purchase Agreement") and a registration rights agreement with YA II PN Ltd. ("Yorkville"), a fund managed by Yorkville Advisors Global L.P., for the sale in a private placement of up to $2,500 in principal amount of unsecured convertible debentures (the "Convertible Debentures"). Interest on the Convertible Debentures will accrue at a rate of 5% per annum and can be repaid in cash with an addition of an 10% redemption premium upon the maturity date of the Convertible Debentures, being 12 months from the issuance of each Convertible Debenture.

The first tranche of $1,500 of the Convertible Debentures was issued on November 26, 2018. In addition, $78 was deducted due to issue expenses, and Yorkville received 9,171 ADSs of the Company in return to additional commitment fees (valued at $75). Also, an additional fee of $10 was deducted from the $1,500 due to payments to Yorkville's legal counsels. Two additional tranches of $500 each of the Convertible Debentures shall be purchased by Yorkville conditional on the passage of time and/or certain triggering events as disclosed in the Securities Purchase Agreement. If the Company will not comply with the triggering events mentioned, the Company will be deemed to be in default pursuant to the terms, and inter alia, the interest on the Convertible Debentures will accrue up to a rate of 15% per annum. The Company shall pay Yorkville additional commitment fees upon issuance of each such tranche, to be paid at the Company's option in cash or ADSs of the Company. From and after the date of issuance of the Convertible Debentures, the outstanding principal, together with accrued and unpaid interest, will be convertible, at the option of Yorkville, into the Company's ADSs at the lower of $7.00 or 95% of the lowest daily volume-weighted average price ("VWAP") during the five consecutive trading days immediately preceding the conversion date.

On March 14, 2019, an amendment to the Securities Purchase Agreement was signed, according to which Yorkville agreed to waive certain rights granted to it, and for which the Company was in breach, under the Securities Purchase Agreement. The amendment to the Securities Purchase Agreement, also provided that any and all requirements to hold a second closing or third closing ($500 each) were waived by both parties.

On March 28, 2019, as part of a financing round (see Note 17e.1), Yorkville agreed to invest $250 by converting $250 of the principal outstanding amount ($1,500) under the Convertible Debentures. As a result of the conversion, the Company issued to Yorkville 71,428 ADSs. In addition, as part of the financing round above-mentioned, the Company issued to Yorkville a warrant to purchase up to 53,571 ADSs.

Since July 8, 2019, up until September 13, 2019, Yorkville converted the rest of the principal outstanding amount under the Convertible Debentures, by converting $100 on July 8, 2019; $450 on July 23, 2019; $375 on August 30, 2019; and $325 on September 13, 2019 - refer to Note 17f for more information.

Valuation process and techniques:

The Company's management considers the appropriateness of the valuation methods and inputs and may request that alternative valuation methods are applied to support the valuation arising from the method chosen.

The valuation of the Convertible Debentures was set in accordance with IFRS 9 and IAS 32, "Financial Instruments: Presentation" ("IAS 32"). IFRS 9 and IAS 32 determine the accepted method in allocating the consideration received from a bundle of securities. According to the guidelines of IFRS 9 and IAS 32, the allocation is based on the method of the remainder of consideration, when there is a hierarchy regarding the financial instruments measured at fair value and the financial instruments recognized as the remainder of consideration.

According to IFRS 9 and IAS 32, the allocation is based on the following hierarchy:

-	Derivative and other financial instrument measured at fair value through its contractual life.
-	Financial liabilities and other complex instruments which are not recognized at fair value.
-	Equity instruments.

IFRS 9 and IAS 32 also determine that a derivative which may be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the entity's own equity instruments, will be defined as a financial liability, measured and presented at fair value each period. Accordingly, and as mentioned in the Securities Purchase Agreement, in the event of conversion, the number of shares to be issued is unknown (not fixed). Therefore, according to the definition mentioned above, the conversion component is classified as a financial liability that will be measured at fair value, through profit or loss, as of the Issuance Date and on any following financial reporting date (accordingly, issue expenses related to the derivative will be recorded through profit or loss). The remainder of the consideration will be attributed to the debt component and no consideration will be left to attribute to the equity instrument (issuance of 9,171 ADSs mentioned above).

The valuation of the conversion component of Convertible Debentures was set at fair value, as required in IFRS 9, and in accordance with IFRS 13, "Fair value measurement," and was categorized as Level 3 by the Company.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The convertible component was calculated using the Monte Carlo Simulation Model, an OPM which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the Issuance Date, (ii) each reporting date and (iii) prior to each conversion.

Hereinafter are the ranges of the parameters used:

The price of the ADS as of the valuation date ($)	2.35-3.4
The exercise price of the option (*) ($)	7
The expected volatility of the price of the ADS (%)	79.2-116.1
The risk-free interest rate for the option contractual term (%)	1.97-2.52
The expected dividends over the option's expected term (%)	0
Maturity date	November 23, 2019

(*) The lower of $7.00 or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date.

Hereinafter is the reconciliation of the fair value measurements (the conversion component of the Convertible Debentures) that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance at January 1, 2018	$-
Issuance at November 23, 2018	745
Net change in fair value of the conversion component designated at fair value through profit or loss	(468)

Balance at December 31, 2018	277
Net change in fair value of the conversion component designated at fair value through profit or loss	(82)
Conversion of the proportional part out of the conversion component	(195)

Balance at December 31, 2019	$-

c.	Financial risk factors:

The Company's activities expose it to various financial risks such as market risks (foreign currency risk and interest risk), credit risk and liquidity risk. The Company's comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Company's financial performance.

Risk management is performed by management in accordance with the policies approved by the Company's board of directors (the "Board"). The Board establishes written principles for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, credit risk and the investments of surplus funds.

1.	Market risks:

Foreign currency risk:

The Company is exposed to exchange rate risk resulting from the exposure to different currencies, mainly from transactions in NIS. Exchange rate risk arises from recognized liabilities that are denominated in a foreign currency other than the functional currency.

2.	Credit risks:

All cash and restricted deposits related to the Company are held in two banks in Israel which are considered financially solid.

3.	Liquidity risk:

The Company monitors the risk of a shortage of funds on a regular basis and acts to raise funds to satisfy its liabilities. As of December 31, 2019, the Company expects to settle all of its financial liabilities in less than one year.

The carrying amounts of cash and restricted deposits, and all other financial assets and liabilities approximate their fair value.

Refer to Note 1c for more information.